Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	106 Months Ended
	Aug. 24, 2015	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000158832
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ladenburg Aggressive Growth Fund
Average Annual Return, Percent		9.28%	8.07%	8.21%
C000158833
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ladenburg Aggressive Growth Fund
C000158834
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ladenburg Aggressive Growth Fund - Class I
C000158826
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ladenburg Growth & Income Fund
Average Annual Return, Percent		5.76%	5.09%	5.37%
C000158827
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ladenburg Growth & Income Fund
C000158828
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ladenburg Growth & Income Fund
C000158829
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ladenburg Growth Fund
Average Annual Return, Percent		8.57%	7.10%	6.94%
C000158830
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ladenburg Growth Fund
C000158831
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ladenburg Growth Fund
C000158823
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ladenburg Income & Growth Fund
Average Annual Return, Percent		3.13%	2.90%	3.56%
C000158824
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ladenburg Income & Growth Fund
C000158825
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ladenburg Income & Growth Fund
C000158820
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ladenburg Income Fund
Average Annual Return, Percent		0.05%	0.55%	1.78%
C000158821
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ladenburg Income Fund
C000158822
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ladenburg Income Fund
Without Sales Load [Member] | C000158832
Average Annual Return [Line Items]
Average Annual Return, Percent		15.01%	9.18%	8.85%
Without Sales Load [Member] | C000158833
Average Annual Return [Line Items]
Average Annual Return, Percent		14.14%	8.37%	7.91%
Without Sales Load [Member] | C000158834
Average Annual Return [Line Items]
Average Annual Return, Percent		15.18%	9.35%	8.83%
Without Sales Load [Member] | C000158826
Average Annual Return [Line Items]
Average Annual Return, Percent		11.31%	6.17%	5.99%
Without Sales Load [Member] | C000158827
Average Annual Return [Line Items]
Average Annual Return, Percent		10.49%	5.36%	5.20%
Without Sales Load [Member] | C000158828
Average Annual Return [Line Items]
Average Annual Return, Percent		11.59%	6.43%	6.19%
Without Sales Load [Member] | C000158829
Average Annual Return [Line Items]
Average Annual Return, Percent		14.25%	8.21%	7.57%
Without Sales Load [Member] | C000158830
Average Annual Return [Line Items]
Average Annual Return, Percent		13.38%	7.39%	6.78%
Without Sales Load [Member] | C000158831
Average Annual Return [Line Items]
Average Annual Return, Percent		14.50%	8.40%	7.74%
Without Sales Load [Member] | C000158823
Average Annual Return [Line Items]
Average Annual Return, Percent		8.54%	3.97%	4.16%
Without Sales Load [Member] | C000158824
Average Annual Return [Line Items]
Average Annual Return, Percent		7.75%	3.12%	3.42%
Without Sales Load [Member] | C000158825
Average Annual Return [Line Items]
Average Annual Return, Percent		8.70%	4.13%	4.39%
Without Sales Load [Member] | C000158820
Average Annual Return [Line Items]
Average Annual Return, Percent		5.32%	1.58%	2.37%
Without Sales Load [Member] | C000158821
Average Annual Return [Line Items]
Average Annual Return, Percent		4.52%	0.84%	1.67%
Without Sales Load [Member] | C000158822
Average Annual Return [Line Items]
Average Annual Return, Percent		5.51%	1.74%	2.51%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		24.56%	15.05%	14.79%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		24.56%	15.05%	14.79%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		24.56%	15.05%	14.79%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		24.56%	15.05%	14.79%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		24.56%	15.05%	14.79%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		24.56%	15.05%	14.79%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		24.56%	15.05%	14.79%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		24.56%	15.05%	14.79%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		24.56%	15.05%	14.79%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		24.56%	15.05%	14.79%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		24.56%	15.05%	14.79%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		24.56%	15.05%	14.79%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		24.56%	15.05%	14.79%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		24.56%	15.05%	14.79%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		24.56%	15.05%	14.79%